Cover Page	6 Months Ended
Apr. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	ROYAL BANK OF CANADA
Entity Central Index Key	0001000275
Entity Accounting Standard	IFRS
Current Fiscal Year End Date	--10-31